BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 5.24%
,
04/11/22
(a)(b)
............... USD 193 $ 3,535
Brazil — 1.7%
Klabin Austria GmbH, 3.20%
,
01/12/31
(c)
................ 200 173,250
Petrobras Global Finance BV, 6.85%
,
06/05/15 ................. 553 515,811
689,061
Colombia — 0.5%
Millicom International Cellular SA,
6.25%
,
03/25/29
(c)
........... 180 189,340
Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 439,883
Kazakhstan Temir Zholy Finance BV,
6.95%
,
07/10/42
(c)
........... USD 200 203,125
643,008
Panama — 0.6%
Cable Onda SA, 4.50%
,
01/30/30
(c)
.. 251 242,654
South Africa — 0.6%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(c)
..... 219 221,163
Ukraine — 0.0%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)(d)
............... 20 13,000
United States — 1.4%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 546,394
Total Corporate Bonds — 6.4%
(Cost: $3,119,068) .............................. 2,548,155
Foreign Agency Obligations
Ukraine — 0.1%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22
(c)
........... 32 24,375
Total Foreign Agency Obligations — 0.1%
(Cost: $32,541) ................................ 24,375
Foreign Government Obligations
Angola — 1.0%
Republic of Angola
(c)
8.25%, 05/09/28 ............ 200 203,500
9.13%, 11/26/49 ............ 200 195,500
399,000
Argentina — 1.2%
Argentine Republic (The), 2.00%
,
01/09/38
(d)
................ 465 175,479
Province of Salta Argentina, 5.00%
,
12/01/27
(a)(d)
............... 300 210,202
Provincia de Buenos Aires
(b)
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 44.66%, 05/31/22 .. ARS 3,927 20,728
Security
Par (000)
Par (000) Value
Argentina (continued)
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 42.03%, 04/12/25
(a)(c)
ARS 14,851 $ 81,597
488,006
Benin — 0.9%
Benin Government Bond, 4.95%
,
01/22/35
(a)
................ EUR 378 341,273
Brazil — 6.0%
Federative Republic of Brazil
10.00%, 01/01/23 ........... BRL 3 581,344
10.00%, 01/01/25 ........... 3 703,083
10.00%, 01/01/27 ........... 3 545,695
10.00%, 01/01/29 ........... 1 264,535
10.00%, 01/01/31 ........... 1 115,472
8.25%, 01/20/34 ............ USD 151 186,041
2,396,170
Chile — 4.3%
Republic of Chile
4.50%, 03/01/26 ............ CLP 380,000 449,720
5.00%, 10/01/28
(a)(c)
.......... 115,000 136,602
4.70%, 09/01/30
(a)(c)
.......... 190,000 218,693
2.55%, 01/27/32 ............ USD 272 255,986
3.10%, 05/07/41 ............ 526 465,510
4.34%, 03/07/42 ............ 200 205,400
1,731,911
China — 4.0%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 172,766
2.85%, 06/04/27 ............ 3,200 507,537
3.02%, 05/27/31 ............ 5,510 875,549
3.72%, 04/12/51 ............ 140 23,194
1,579,046
Colombia — 2.1%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 85,445
7.75%, 09/18/30 ............ 1,724,200 407,826
7.00%, 06/30/32 ............ 964,100 211,212
4.13%, 05/15/51 ............ USD 201 151,730
856,213
Costa Rica — 0.9%
Republic of Costa Rica, 6.13%
,
02/19/31
(c)
................ 364 368,277
Czech Republic — 3.1%
Czech Republic
0.45%, 10/25/23
(c)
........... CZK 5,050 214,006
5.70%, 05/25/24
(c)
........... 4,400 203,170
1.00%, 06/26/26
(c)
........... 5,410 214,143
2.50%, 08/25/28
(c)
........... 5,080 211,663
1.20%, 03/13/31 ............ 5,650 206,572
2.00%, 10/13/33 ............ 4,360 165,823
1,215,377
Dominican Republic — 2.4%
Dominican Republic Government Bond
5.50%, 02/22/29
(a)
........... USD 150 148,153
4.88%, 09/23/32
(c)
........... 297 269,119
6.00%, 02/22/33
(a)
........... 150 145,997
6.85%, 01/27/45
(c)
........... 176 174,438
5.88%, 01/30/60
(a)
........... 250 212,547
950,254

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ecuador — 2.1%
Republic of Ecuador
(d)
5.00%, 07/31/30
(a)
........... USD 702 $ 585,065
1.00%, 07/31/35
(a)
........... 211 137,238
1.00%, 07/31/35
(c)
........... 193 125,656
847,959
Egypt — 3.8%
Arab Republic of Egypt
14.85%, 04/10/23 ........... EGP 2,315 126,565
5.25%, 10/06/25
(a)
........... USD 533 511,680
7.60%, 03/01/29
(c)
........... 228 216,030
14.43%, 07/14/30 ........... EGP 1,716 89,607
7.63%, 05/29/32
(c)
........... USD 240 217,200
15.43%, 07/28/35 ........... EGP 2,567 136,527
8.50%, 01/31/47
(c)
........... USD 247 209,950
1,507,559
El Salvador — 0.3%
Republic of El Salvador, 9.50%
,
07/15/52
(c)
................ 210 100,800
Gabon — 2.2%
Gabonese Republic
6.95%, 06/16/25
(c)
........... 414 418,218
7.00%, 11/24/31
(a)
........... 481 457,551
875,769
Ghana — 2.4%
Republic of Ghana
20.75%, 01/16/23 ........... GHS 1,634 216,876
8.13%, 01/18/26
(c)
........... USD 249 207,837
6.38%, 02/11/27
(c)
........... 200 147,000
8.63%, 04/07/34
(c)
........... 200 140,287
8.88%, 05/07/42
(a)
........... 369 252,765
964,765
Guatemala — 1.1%
Republic of Guatemala, 5.38%
,
04/24/32
(c)
................ 400 418,325
Hungary — 2.3%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 52,920 158,408
3.00%, 06/26/24 ............ 69,920 195,733
1.00%, 11/26/25 ............ 78,480 195,539
4.00%, 04/28/51 ............ 170,730 361,257
910,937
Indonesia — 3.8%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 3,394,000 257,223
7.00%, 09/15/30 ............ 2,838,000 200,661
6.50%, 02/15/31 ............ 3,870,000 264,602
8.38%, 03/15/34 ............ 7,169,000 547,065
7.50%, 06/15/35 ............ 449,000 32,090
4.75%, 07/18/47
(c)
........... USD 200 213,288
1,514,929
Ivory Coast — 1.2%
Republic of Cote d'Ivoire
(c)
6.13%, 06/15/33 ............ 200 192,662
6.88%, 10/17/40 ............ EUR 193 193,530
6.63%, 03/22/48 ............ 100 96,472
482,664
Jamaica — 1.5%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 564 616,276
Security
Par (000)
Par (000) Value
Jordan — 0.6%
Hashemite Kingdom of Jordan, 5.85%
,
07/07/30
(c)
................ USD 276 $ 255,956
Kenya — 0.5%
Republic of Kenya, 8.00%
,
05/22/32
(c)
200 193,500
Mexico — 6.6%
Mex Bonos Desarr Fix Rt
6.50%, 06/09/22 ............ MXN 80 403,753
8.00%, 12/07/23 ............ 94 468,960
7.75%, 11/23/34 ............ 158 763,931
United Mexican States
8.00%, 09/05/24 ............ 14 70,304
7.50%, 06/03/27 ............ 70 339,658
2.66%, 05/24/31 ............ USD 200 182,200
4.40%, 02/12/52 ............ 200 184,100
5.75%, 10/12/10 ............ 196 199,430
2,612,336
Morocco — 0.4%
Kingdom of Morocco, 3.00%
,
12/15/32
(c)
202 174,225
Oman — 5.1%
Oman Government Bond
6.75%, 10/28/27
(a)
........... 533 577,639
6.00%, 08/01/29
(c)
........... 200 208,250
7.38%, 10/28/32
(a)
........... 603 685,913
6.50%, 03/08/47
(c)
........... 200 196,000
7.00%, 01/25/51
(a)
........... 342 349,267
2,017,069
Panama — 0.5%
Republic of Panama, 4.50%
,
04/16/50 200 198,350
Paraguay — 1.7%
Republic of Paraguay
(c)
4.95%, 04/28/31 ............ 377 394,742
6.10%, 08/11/44 ............ 267 296,003
690,745
Peru — 1.8%
Peru Government Bond, 1.86%
,
12/01/32 ................. 138 118,188
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 224,960
2.78%, 01/23/31 ............ USD 140 132,064
6.15%, 08/12/32 ............ PEN 875 229,185
704,397
Philippines — 1.2%
Republic of Philippines
1.95%, 01/06/32 ............ USD 250 226,590
4.20%, 03/29/47 ............ 235 244,987
471,577
Poland — 0.5%
Republic of Poland
5.75%, 09/23/22 ............ PLN 520 124,359
2.50%, 01/25/23 ............ 257 59,978
184,337
Qatar — 1.2%
State of Qatar, 4.40%
,
04/16/50
(c)
... USD 413 463,076
Romania — 0.3%
Romania Government Bond, 3.00%
,
02/14/31
(c)
................ 110 101,887

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Russia — 0.0%
Russian Federation
(e)(f)
6.50%, 02/28/24 ............ RUB 8,990 $ 3,320
4.50%, 07/16/25 ............ 5,101 1,884
6.00%, 10/06/27 ............ 5,041 1,861
6.90%, 07/23/31 ............ 4,905 1,811
7.25%, 05/10/34 ............ 5,060 1,868
10,744
Saudi Arabia — 0.6%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(c)
................ USD 287 254,354
Senegal — 0.9%
Republic of Senegal
5.38%, 06/08/37
(a)
........... EUR 211 194,905
6.75%, 03/13/48
(c)
........... USD 200 172,100
367,005
Serbia — 0.4%
Republic of Serbia, 1.00%
,
09/23/28
(c)
EUR 167 155,416
South Africa — 4.8%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 670,644
5.88%, 06/22/30 ............ USD 200 209,163
8.88%, 02/28/35 ............ ZAR 4,604 283,376
8.50%, 01/31/37 ............ 4,519 264,079
5.65%, 09/27/47 ............ USD 200 174,225
8.75%, 02/28/48 ............ ZAR 5,136 295,080
1,896,567
Sri Lanka — 0.4%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(c)
...... USD 361 170,612
Turkey — 0.0%
Republic of Turkey, 11.70%
,
11/13/30 TRY 463 17,642
Ukraine — 1.4%
Ukraine Government Bond
16.00%, 05/24/23
(a)
.......... UAH 2,518 34,679
7.75%, 09/01/25
(c)
........... USD 244 103,700
7.75%, 09/01/26
(c)
........... 142 59,640
7.38%, 09/25/32
(c)
........... 407 167,888
0.00%, 05/31/40
(b)(c)
.......... 606 184,830
550,737
Uruguay — 0.8%
Oriental Republic of Uruguay, 4.38%
,
01/23/31 ................. 309 336,247
Zambia — 1.0%
Republic of Zambia
(c)(e)(f)
8.50%, 04/14/24 ............ 200 141,750
8.97%, 07/30/27 ............ 337 237,438
379,188
Total Foreign Government Obligations — 77.3%
(Cost: $33,202,717) .............................. 30,771,477
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes, 0.13%, 12/31/22 USD 3,678 $ 3,641,874
Total U.S. Treasury Obligations — 9.1%
(Cost: $3,656,272) .............................. 3,641,874
Total Long-Term Investments — 92.9%
(Cost: $40,010,598) .............................. 36,985,881
Short-Term Securities
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.19)%, 04/01/22 ........... AUD 8 6,149
Canada — 0.0%
Royal Bank of Canada,
0.07%, 04/01/22 ............ CAD —
(g)
72
Europe — 0.0%
Citibank NA, (0.78)%, 04/01/22 .... EUR 16 18,080
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.38)%, 04/01/22 ........... JPY 5 41
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.10%, 04/01/22 ............ NOK 25 2,807
South Africa — 0.0%
Brown Brothers Harriman & Co.,
5.40%, 04/01/22 ............ ZAR 115 7,851
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.30)%, 04/01/22 ........... SEK —
(g)
13
Switzerland — 0.0%
BNP Paribas NA, (1.30)%, 04/01/22 . CHF 5 5,053
United Kingdom — 0.1%
BNP Paribas NA, 0.25%, 04/01/22 .. GBP 11 14,882
United States — 5.8%
Sumitomo Mitsui Financial Group, Inc.,
0.35%, 04/01/22 ............ USD 2,294 2,294,174
Total Short-Term Securities — 5.9%
(Cost: $2,349,122) .............................. 2,349,122
Total Investments Before Investments Sold Short — 98.8%
(Cost: $42,359,720) .............................. 39,335,003

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Investments Sold Short
Foreign Government Obligations
Ecuador — (0.3)%
Republic of Ecuador, 5.00%
,
07/31/30
(a)
(d)
...................... USD (165) $ (137,496)
Total Foreign Government
Obligations — (0.3)%
(Proceeds: $(131,946)) ........................... (137,496)
Total Investments Sold Short — (0.3)%
(Proceeds: $(131,946) ) ........................... (137,496)
Total Investments Net of Investments Sold Short — 98.5%
(Cost: $42,227,774) .............................. 39,197,507
Other Assets Less Liabilities — 1.5% ................... 616,547
Net Assets — 100.0% .............................. $ 39,814,054
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Rounds to less than 1,000.

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 16 06/21/22 $ 1,964 $ 59,474
U.S. Treasury Ultra Bond .................................................... 2 06/21/22 355 13,615
$ 73,089
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 330,000 USD 988 Goldman Sachs International 04/01/22 $ 6
AUD 881,568 USD 636,060 JPMorgan Chase Bank NA 04/06/22 23,631
BRL 5,990,578 USD 1,151,215 Deutsche Bank AG 04/06/22 106,256
CAD 276,528 USD 216,231 JPMorgan Chase Bank NA 04/06/22 4,964
CHF 1,125,275 USD 1,215,211 Bank of America NA 04/06/22 2,629
CHF 324,637 USD 350,262 Deutsche Bank AG 04/06/22 1,079
CLP 157,297,895 USD 194,663 Bank of America NA 04/06/22 5,193
CNY 6,252,741 USD 980,322 JPMorgan Chase Bank NA 04/06/22 3,459
CNY 9,452,564 USD 1,485,846 UBS AG 04/06/22 1,383
COP 489,760,361 USD 124,629 Bank of America NA 04/06/22 5,141
CZK 4,190,000 USD 188,927 BNP Paribas SA 04/06/22 913
CZK 21,571,710 USD 976,432 Royal Bank of Canada 04/06/22 936
HUF 9,100,000 USD 25,428 Bank of America NA 04/06/22 1,967
HUF 10,770,000 USD 30,833 Bank of New York Mellon 04/06/22 1,589
HUF 14,290,000 USD 42,101 Societe Generale SA 04/06/22 918
HUF 18,190,000 USD 53,343 State Street Bank and Trust Co. 04/06/22 1,417
INR 226,611 USD 2,987 Bank of America NA 04/06/22 1
JPY 57,418,728 USD 471,454 Royal Bank of Canada 04/06/22 211
MXN 1,405,090 USD 70,569 HSBC Bank plc 04/06/22 50
MXN 20,999,527 USD 1,018,887 Standard Chartered Bank 04/06/22 36,534
NZD 192,522 USD 129,458 Natwest Markets plc 04/06/22 3,967
PEN 924,329 USD 247,688 Bank of America NA 04/06/22 3,578
PEN 466,177 USD 123,733 Goldman Sachs International 04/06/22 2,991
PHP 45,574,470 USD 876,432 Standard Chartered Bank 04/06/22 4,295
PLN 80,000 USD 18,265 HSBC Bank plc 04/06/22 771
PLN 260,000 USD 60,225 Morgan Stanley & Co. International plc 04/06/22 1,644
TRY 9,460,205 USD 642,677 Morgan Stanley & Co. International plc 04/06/22 1,465
USD 662,990 AUD 881,568 Natwest Markets plc 04/06/22 3,299
USD 1,259,848 BRL 5,990,578 Barclays Bank plc 04/06/22 2,377
USD 221,617 CAD 276,528 Royal Bank of Canada 04/06/22 422
USD 181,486 CLP 142,284,735 Standard Chartered Bank 04/06/22 704
USD 2,479,504 CNY 15,705,305 Bank of America NA 04/06/22 8,494
USD 130,882 COP 489,760,361 JPMorgan Chase Bank NA 04/06/22 1,112
USD 348,344 CZK 7,663,563 JPMorgan Chase Bank NA 04/06/22 1,125
USD 677,572 EUR 602,466 UBS AG 04/06/22 11,057
USD 181,562 GBP 138,002 Barclays Bank plc 04/06/22 279
USD 1,700,770 GBP 1,271,442 Morgan Stanley & Co. International plc 04/06/22 30,571
USD 288,219 HUF 95,256,459 Bank of America NA 04/06/22 1,457
USD 477,649 HUF 156,372,719 Barclays Bank plc 04/06/22 6,900
USD 93,407 IDR 1,335,287,011 Barclays Bank plc 04/06/22 411
USD 680,357 IDR 9,756,384,889 BNP Paribas SA 04/06/22 874
USD 197,146 IDR 2,828,358,415 Deutsche Bank AG 04/06/22 165
USD 497,034 JPY 57,418,728 Bank of America NA 04/06/22 25,369
USD 736,912 KRW 888,823,934 BNP Paribas SA 04/06/22 4,114
USD 134,296 NZD 192,522 Bank of America NA 04/06/22 871
USD 886,749 PHP 45,574,470 JPMorgan Chase Bank NA 04/06/22 6,022
USD 963,497 PLN 4,048,170 Morgan Stanley & Co. International plc 04/06/22 206
USD 496,270 RON 2,209,267 UBS AG 04/06/22 1,875

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 883,331 ZAR 12,791,107 UBS AG 04/06/22 $ 8,196
ZAR 12,791,107 USD 835,604 Bank of America NA 04/06/22 39,531
ZAR 750,000 USD 48,478 Morgan Stanley & Co. International plc 04/06/22 2,836
BRL 1,900,000 USD 395,322 Citibank NA 04/26/22 1,301
CHF 1,054,392 USD 1,138,380 Deutsche Bank AG 04/26/22 3,516
CNY 7,764,891 USD 1,219,220 UBS AG 04/26/22 887
JPY 57,413,729 USD 471,592 Royal Bank of Canada 04/26/22 216
MXN 9,364,617 USD 468,701 HSBC Bank plc 04/26/22 311
MYR 7,633,576 USD 1,811,695 Natwest Markets plc 04/26/22 2,376
PEN 466,177 USD 124,713 Bank of America NA 04/26/22 1,780
THB 63,953,779 USD 1,918,215 Societe Generale SA 04/26/22 5,353
USD 215,357 AUD 286,296 Natwest Markets plc 04/26/22 1,066
USD 1,532,247 BRL 7,321,538 Barclays Bank plc 04/26/22 3,886
USD 221,667 CAD 276,618 Royal Bank of Canada 04/26/22 422
USD 398,826 CLP 313,644,800 Standard Chartered Bank 04/26/22 1,762
USD 1,100,786 COP 4,129,049,275 JPMorgan Chase Bank NA 04/26/22 9,623
USD 670,559 EUR 602,466 Barclays Bank plc 04/26/22 3,653
USD 1,414,357 GBP 1,075,162 Barclays Bank plc 04/26/22 2,178
USD 482,867 HUF 160,036,634 Bank of America NA 04/26/22 2,424
USD 31,401 HUF 10,410,000 UBS AG 04/26/22 149
USD 2,980 INR 226,611 Bank of America NA 04/26/22 6
USD 367,107 KRW 444,411,967 BNP Paribas SA 04/26/22 1,473
USD 134,247 NZD 192,522 Bank of America NA 04/26/22 862
USD 1,084,929 ZAR 15,752,899 UBS AG 04/26/22 9,906
428,405
AUD 286,296 USD 215,311 Natwest Markets plc 04/06/22 (1,072)
BRL 7,321,538 USD 1,539,756 Barclays Bank plc 04/06/22 (2,905)
CAD 276,618 USD 221,689 Royal Bank of Canada 04/06/22 (422)
CLP 313,644,800 USD 400,057 Standard Chartered Bank 04/06/22 (1,552)
CNY 7,764,891 USD 1,225,897 Bank of America NA 04/06/22 (4,199)
COP 4,129,049,275 USD 1,103,434 JPMorgan Chase Bank NA 04/06/22 (9,376)
EUR 602,466 USD 670,158 Barclays Bank plc 04/06/22 (3,645)
GBP 1,075,162 USD 1,414,535 Barclays Bank plc 04/06/22 (2,174)
GBP 196,280 USD 258,575 HSBC Bank plc 04/06/22 (737)
GBP 138,002 USD 184,601 Morgan Stanley & Co. International plc 04/06/22 (3,318)
HUF 160,036,634 USD 484,226 Bank of America NA 04/06/22 (2,447)
HUF 95,256,459 USD 290,966 Barclays Bank plc 04/06/22 (4,203)
IDR 4,151,200,315 USD 289,353 Deutsche Bank AG 04/06/22 (243)
IDR 9,768,830,000 USD 680,850 Goldman Sachs International 04/06/22 (499)
INR 102,987,213 USD 1,362,175 Standard Chartered Bank 04/06/22 (4,216)
JPY 57,413,729 USD 496,991 Bank of America NA 04/06/22 (25,367)
KRW 888,823,934 USD 736,911 BNP Paribas SA 04/06/22 (4,114)
MYR 7,633,576 USD 1,816,653 Goldman Sachs International 04/06/22 (1,305)
NZD 192,522 USD 134,296 Bank of America NA 04/06/22 (871)
PLN 4,258,488 USD 1,029,050 BNP Paribas SA 04/06/22 (15,713)
RON 3,794,748 USD 859,104 Bank of America NA 04/06/22 (9,906)
USD 206,565 AUD 286,296 JPMorgan Chase Bank NA 04/06/22 (7,674)
USD 196,670 BRL 1,001,440 BNP Paribas SA 04/06/22 (13,540)
USD 994,934 BRL 5,177,336 Deutsche Bank AG 04/06/22 (91,831)
USD 231,751 BRL 1,142,762 Goldman Sachs International 04/06/22 (8,125)
USD 216,301 CAD 276,618 JPMorgan Chase Bank NA 04/06/22 (4,966)
USD 350,583 CHF 324,637 Bank of America NA 04/06/22 (758)
USD 1,137,621 CHF 1,054,392 Deutsche Bank AG 04/06/22 (3,505)
USD 75,957 CHF 70,883 UBS AG 04/06/22 (757)
USD 412,751 CLP 328,657,960 UBS AG 04/06/22 (4,829)
USD 1,220,561 CNY 7,764,891 UBS AG 04/06/22 (1,136)
USD 1,050,716 COP 4,129,049,275 Bank of America NA 04/06/22 (43,342)
USD 316,219 CZK 7,091,345 JPMorgan Chase Bank NA 04/06/22 (5,075)
USD 489,511 CZK 11,006,802 Societe Generale SA 04/06/22 (9,184)
USD 135,640 HUF 46,183,915 HSBC Bank plc 04/06/22 (3,393)
USD 8,107 HUF 2,750,000 JPMorgan Chase Bank NA 04/06/22 (172)
USD 20,784 HUF 7,080,000 UBS AG 04/06/22 (530)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 200,037 INR 15,173,835 Bank of America NA 04/06/22 $ (40)
USD 245,356 INR 18,688,238 JPMorgan Chase Bank NA 04/06/22 (1,062)
USD 903,761 INR 69,351,751 Standard Chartered Bank 04/06/22 (10,690)
USD 471,413 JPY 57,413,729 Royal Bank of Canada 04/06/22 (211)
USD 470,324 MXN 9,364,617 HSBC Bank plc 04/06/22 (335)
USD 611,658 MXN 13,040,000 UBS AG 04/06/22 (43,723)
USD 1,812,770 MYR 7,633,576 Natwest Markets plc 04/06/22 (2,577)
USD 129,458 NZD 192,522 Natwest Markets plc 04/06/22 (3,968)
USD 124,913 PEN 466,177 Bank of America NA 04/06/22 (1,810)
USD 245,336 PEN 924,329 Goldman Sachs International 04/06/22 (5,930)
USD 91,625 PLN 390,318 JPMorgan Chase Bank NA 04/06/22 (1,254)
USD 36,977 PLN 160,000 UBS AG 04/06/22 (1,097)
USD 351,945 RON 1,585,481 UBS AG 04/06/22 (2,857)
USD 639,290 TRY 9,460,205 UBS AG 04/06/22 (4,853)
USD 1,654,921 ZAR 25,332,899 Bank of America NA 04/06/22 (78,292)
ZAR 8,830,000 USD 605,256 Societe Generale SA 04/06/22 (1,129)
ZAR 15,752,899 USD 1,087,867 UBS AG 04/06/22 (10,093)
THB 63,953,779 USD 1,968,306 Societe Generale SA 04/07/22 (44,889)
USD 1,917,750 THB 63,953,779 Societe Generale SA 04/07/22 (5,667)
AUD 881,568 USD 663,130 Natwest Markets plc 04/26/22 (3,283)
BRL 5,990,578 USD 1,253,705 Barclays Bank plc 04/26/22 (3,180)
CAD 276,528 USD 221,595 Royal Bank of Canada 04/26/22 (422)
CLP 142,284,735 USD 180,927 Standard Chartered Bank 04/26/22 (800)
COP 489,760,361 USD 130,568 JPMorgan Chase Bank NA 04/26/22 (1,141)
CZK 7,663,563 USD 347,505 JPMorgan Chase Bank NA 04/26/22 (1,115)
EUR 759,172 USD 841,532 Deutsche Bank AG 04/26/22 (1,159)
GBP 138,002 USD 181,540 Barclays Bank plc 04/26/22 (280)
HUF 95,256,459 USD 287,410 Bank of America NA 04/26/22 (1,443)
IDR 9,756,384,889 USD 680,105 BNP Paribas SA 04/26/22 (397)
INR 15,173,835 USD 199,551 Bank of America NA 04/26/22 (404)
KRW 444,411,967 USD 367,107 BNP Paribas SA 04/26/22 (1,473)
NZD 192,522 USD 134,247 Bank of America NA 04/26/22 (862)
PLN 790,000 USD 188,320 HSBC Bank plc 04/26/22 (690)
PLN 4,048,170 USD 961,655 Morgan Stanley & Co. International plc 04/26/22 (189)
RON 2,209,267 USD 494,828 UBS AG 04/26/22 (1,698)
USD 350,496 CHF 324,637 Deutsche Bank AG 04/26/22 (1,083)
USD 1,484,214 CNY 9,452,564 UBS AG 04/26/22 (1,079)
USD 471,633 JPY 57,418,728 Royal Bank of Canada 04/26/22 (216)
USD 546,591 MXN 10,915,090 HSBC Bank plc 04/26/22 (74)
USD 239,253 PEN 894,329 Bank of America NA 04/26/22 (3,416)
USD 874,498 PHP 45,574,470 Standard Chartered Bank 04/26/22 (4,839)
USD 632,684 TRY 9,460,205 Morgan Stanley & Co. International plc 04/26/22 (1,178)
ZAR 12,791,107 USD 880,945 UBS AG 04/26/22 (8,043)
(556,042)
$ (127,637)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.47% Annual 6 month BUBOR Semi-Annual N/A 03/16/32 HUF 189,263 $ 60,716 $ — $ 60,716
5.76% Annual 6 month BUBOR Semi-Annual 09/21/22
(a)
09/21/32 HUF 395,463 3,167 — 3,167
4.59% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/32 PLN 2,152 6,210 — 6,210
$ 70,093 $ — $ 70,093
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Barclays Bank plc 06/20/26 CCC+ USD 93 $ (46,893) $ (28,284) $ (18,609)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 600 (303,243) (191,413) (111,830)
$ (350,136) $ (219,697) $ (130,439)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
6 month BUBOR ...................................... Budapest Interbank Offered Rate 6.80%
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 4.95
Glossary of Terms Used in this Report
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
OTC Over-the-counter
WIBOR Warsaw Interbank Offered Rate

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 36,985,881 $ — $ 36,985,881
Short-Term Securities ....................................... — 2,349,122 — 2,349,122
Liabilities
Investments Sold Short .................................... — (137,496) — (137,496)
$ — $ 39,197,507 $ — $ 39,197,507
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 428,405 $ — $ 428,405
Interest rate contracts ....................................... 73,089 70,093 — 143,182
Liabilities
Credit contracts ........................................... — (130,439) — (130,439)
Foreign currency exchange contracts ............................ — (556,042) — (556,042)
$ 73,089 $ (187,983) $ — $ (114,894)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.